December 9, 2003


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:	Division of Investment Management

RE:	Merrill Lynch U.S.A. Government Reserves
Post-Effective Amendment No. 24 to the
Registration Statement on Form N-1A
(Securities Act File No. 2-78702,
Investment Company Act No. 811-3534)

Ladies and Gentlemen:

 Pursuant to Rule 497(j) under the
 Securities Act of 1933, as amended ("the 1933 Act"),
 Merrill Lynch U.S.A. Government Reserves
 (the "Fund") hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in
 Post-Effective Amendment No. 24 to the
 Fund's Registration Statementon Form N-1A; and
(2)the text of Post-Effective Amendment No. 24 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange
Commission on December 5, 2003.

37 Very truly yours,
38:Merrill Lynch U.S.A. Government Reserves

4  /s/ Phillip S. Gillispie

42:   Phillip S. Gillispie
43:   Secretary of Fund